Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COMMERCE FUNDS
Entity Central Index Key	0000926243
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000027719
Shareholder Report [Line Items]
Fund Name	Commerce Growth Fund
Trading Symbol	CFGRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Growth Fund	$35	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[1]
AssetsNet	$ 222,310,879
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 471,296
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$222,310,879
# of Portfolio Holdings	62
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$471,296

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	1.0%
Energy	1.8%
Consumer Staples	2.9%
Exchange Traded Fund	3.8%
Industrials	6.4%
Financials	6.8%
Health Care	7.4%
Communication Services	11.9%
Consumer Discretionary	13.9%
Information Technology	44.1%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

Apple, Inc.	10.5%
Microsoft Corp.	9.4%
NVIDIA Corp.	7.7%
Alphabet, Inc., Class A	5.2%
Amazon.com, Inc.	5.1%
iShares Russell 1000 Growth ETF	3.8%
Meta Platforms, Inc., Class A	3.6%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.3%
Eli Lilly & Co.	2.1%

C000246257
Shareholder Report [Line Items]
Fund Name	Commerce MidCap Value Fund
Trading Symbol	CFMVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce MidCap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Commerce MidCap Value Fund	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote**	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[2]
AssetsNet	$ 36,184,868
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$36,184,868
# of Portfolio Holdings	82
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	14.5%
Materials	5.9%
Consumer Staples	6.1%
Health Care	7.4%
Utilities	7.5%
Consumer Discretionary	8.2%
Information Technology	8.2%
Real Estate	9.9%
Industrials	15.0%
Financials	17.5%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

iShares Russell Mid-Cap Value ETF	3.1%
State Street Institutional US Government Money Market Fund, Premier Class	2.6%
Allegion PLC	1.3%
ResMed, Inc.	1.3%
Digital Realty Trust, Inc.	1.3%
Quest Diagnostics, Inc.	1.3%
L3Harris Technologies, Inc.	1.3%
CME Group, Inc.	1.3%
Consolidated Edison, Inc.	1.3%
Omega Healthcare Investors, Inc.	1.3%

C000027723
Shareholder Report [Line Items]
Fund Name	Commerce MidCap Growth Fund
Trading Symbol	CFAGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce MidCap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce MidCap Growth Fund	$40	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%	[3]
AssetsNet	$ 186,021,418
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 501,093
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$186,021,418
# of Portfolio Holdings	78
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$501,093

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	4.2%
Materials	2.4%
Communication Services	2.4%
Energy	3.5%
Consumer Staples	3.8%
Financials	11.6%
Health Care	12.0%
Consumer Discretionary	12.9%
Industrials	17.5%
Information Technology	29.7%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

Palantir Technologies, Inc., Class A	7.0%
AppLovin Corp., Class A	2.0%
iShares Russell Mid-Cap Growth ETF	1.5%
Casey's General Stores, Inc.	1.4%
Amphenol Corp., Class A	1.4%
Cencora, Inc.	1.4%
Take-Two Interactive Software, Inc.	1.4%
Rollins, Inc.	1.4%
Carlisle Cos., Inc.	1.4%
Ross Stores, Inc.	1.3%

C000027721
Shareholder Report [Line Items]
Fund Name	Commerce Value Fund
Trading Symbol	CFVLX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Value Fund	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[4]
AssetsNet	$ 240,454,615
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 386,925
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$240,454,615
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$386,925

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	9.6%
Real Estate	4.4%
Utilities	5.2%
Energy	6.6%
Consumer Discretionary	6.6%
Consumer Staples	7.8%
Information Technology	9.5%
Industrials	13.7%
Health Care	14.5%
Financials	22.0%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

JPMorgan Chase & Co.	3.1%
Duke Energy Corp.	2.6%
Procter & Gamble Co.	2.5%
Bank of America Corp.	2.4%
Lockheed Martin Corp.	2.2%
Mondelez International, Inc., Class A	2.2%
CME Group, Inc.	2.1%
McDonald's Corp.	2.1%
Motorola Solutions, Inc.	2.1%
Home Depot, Inc.	2.1%

C000027729
Shareholder Report [Line Items]
Fund Name	Commerce Bond Fund
Trading Symbol	CFBNX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Bond Fund	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[5]
AssetsNet	$ 1,209,091,680
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 2,130,811
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$1,209,091,680
# of Portfolio Holdings	461
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$2,130,811

Holdings [Text Block]

Types of Security Allocation (% of Total Net Assets)

Value	Value
U.S. Government Agency Obligations	0.2%
Exchange Traded Funds	0.2%
Investment Company	0.7%
Municipal Bond Obligations	7.1%
Asset-backed Securities	11.5%
U.S. Treasury Obligations	18.4%
Mortgage-backed Obligations	23.4%
Corporate Obligations	37.8%
AAA	13.6%
AA	11.4%
A	24.0%
BBB	14.5%
B	0.0%
CCC	0.2%
U.S. Govt.	33.2%
Non-Rated	2.4%

Credit Ratings Selection [Text Block]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000027717
Shareholder Report [Line Items]
Fund Name	Commerce Kansas Tax-Free Intermediate Bond Fund
Trading Symbol	KTXIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce Kansas Tax-Free Intermediate Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Commerce Kansas Tax-Free Intermediate Bond Fund	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote**	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[6]
AssetsNet	$ 109,018,333
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 198,778
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$109,018,333
# of Portfolio Holdings	111
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$198,778

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Investment Company	0.3%
Power	1.8%
Higher Education	2.8%
Water/Sewer	4.2%
Transportation	4.5%
Limited Tax	10.0%
Hospital	11.8%
Lease	14.1%
General Obligations	49.9%
AAA	13.0%
AA	67.0%
A	17.0%
BBB	3.0%

Credit Ratings Selection [Text Block]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000027715
Shareholder Report [Line Items]
Fund Name	Commerce Missouri Tax-Free Intermediate Bond Fund
Trading Symbol	CFMOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce Missouri Tax-Free Intermediate Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Missouri Tax-Free Intermediate Bond Fund	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[7]
AssetsNet	$ 229,783,974
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 461,889
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$229,783,974
# of Portfolio Holdings	215
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$461,889

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	1.0%
Power	2.0%
Single Family Housing	3.2%
Investment Company	3.6%
Higher Education	4.1%
Limited Tax	5.3%
Transportation	5.9%
Hospital	11.4%
General Obligations	25.1%
Lease	38.8%
AAA	4.6%
AA	51.2%
A	39.5%
BBB	3.1%
Non-Rated	2.0%

Credit Ratings Selection [Text Block]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000027733
Shareholder Report [Line Items]
Fund Name	Commerce National Tax-Free Intermediate Bond Fund
Trading Symbol	CFNLX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce National Tax-Free Intermediate Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce National Tax-Free Intermediate Bond Fund	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[8]
AssetsNet	$ 348,741,382
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 615,380
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$348,741,382
# of Portfolio Holdings	339
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$615,380

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	8.9%
Investment Company	4.4%
Student	4.4%
Single Family Housing	4.9%
Higher Education	6.9%
Transportation	8.9%
Hospital	12.8%
Lease	13.4%
Limited Tax	14.2%
General Obligations	20.8%
AAA	9.6%
AA	53.6%
A	34.1%
BBB	1.7%
Non-Rated	0.6%

Credit Ratings Selection [Text Block]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000027731
Shareholder Report [Line Items]
Fund Name	Commerce Short-Term Government Fund
Trading Symbol	CFSTX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce Short-Term Government Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Commerce Short-Term Government Fund	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote**	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[9]
AssetsNet	$ 30,211,097
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$30,211,097
# of Portfolio Holdings	125
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Types of Security Allocation (% of Total Net Assets)

Value	Value
Asset-backed Securities	1.1%
Investment Company	2.0%
U.S. Government Agency Obligations	8.3%
Mortgage-backed Obligations	42.7%
U.S. Treasury Obligations	45.9%
AAA	8.3%
AA	9.3%
A	0.1%
BBB	0.0%
BB	0.6%
U.S. Govt.	77.5%
Non-Rated	4.2%

Credit Ratings Selection [Text Block]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

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